Stockholders' Equity - Preferred Stock Warrants (Details) - $ / shares		6 Months Ended		12 Months Ended
	May 10, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2017	Mar. 08, 2013
Class of Warrant or Right [Line Items]
Exercise price per share		$ 11.50		$ 11.50
Warrants expiry term		5 years		5 years
SHAPEWAYS, INC
Class of Warrant or Right [Line Items]
Exercise price per share						$ 5.2584	$ 2.5946
Warrants expiry term						10 years	10 years
Exercised		134,877	171,546	317,139	94,346
Series B-1 | SHAPEWAYS, INC
Class of Warrant or Right [Line Items]
Warrants to purchase shares	23,125						23,125
Exercise price per share	$ 2.5946
Warrant outstanding				23,125	23,125
Exercised	23,125
Series D | SHAPEWAYS, INC
Class of Warrant or Right [Line Items]
Warrants to purchase shares						57,051
Warrant outstanding		57,051		57,051	57,051